Earnings (Loss) per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

Basic earnings per common share (“EPS”) is computed by dividing net income attributable to the common shareholders of the Company by the weighted-average number of common shares outstanding. Diluted EPS is computed in the same manner as basic EPS, except the number of shares is increased to include additional common shares that would have been outstanding if potential common shares with a dilutive effect had been issued. Potential common shares consist primarily of stock options and restricted performance shares calculated using the treasury stock method.

The calculation for basic and diluted EPS for the periods ended June 30 is as follows:

(in millions, except per share amounts)	Three Months		Six Months
	2015	2014	2015	2014
Amounts attributable to McGraw Hill Financial, Inc. common shareholders:
Income from continuing operations	$353	$286	$656	$528
Income from discontinued operations	—	6	—	12
Net income	$353	$292	$656	$540

Basic weighted-average number of common shares outstanding	273.1	271.5	273.3	271.7
Effect of stock options and other dilutive securities	2.6	4.6	2.7	5.0
Diluted weighted-average number of common shares outstanding	275.7	276.1	276.0	276.7

Earnings per share attributable to McGraw Hill Financial, Inc. common shareholders:
Income from continuing operations:
Basic	$1.29	$1.05	$2.40	$1.94
Diluted	$1.28	$1.04	$2.38	$1.91
Income from discontinued operations:
Basic	$—	$0.02	$—	$0.05
Diluted	$—	$0.02	$—	$0.05
Net income:
Basic	$1.29	$1.08	$2.40	$1.99
Diluted	$1.28	$1.06	$2.38	$1.95

We have certain stock options and restricted performance shares that are potentially excluded from the computation of diluted EPS. The effect of the potential exercise of stock options is excluded when the average market price of our common stock is lower than the exercise price of the related option during the period because the effect would have been antidilutive. Additionally, restricted performance shares are excluded because the necessary vesting conditions had not been met. For the three and six months ended June 30, 2015, there were no stock options excluded, and for the three and six months ended June 30, 2014, there were a minimal amount of stock options excluded. Restricted performance shares outstanding of 1.7 million and 1.4 million as of June 30, 2015 and 2014, respectively, were excluded.

Earnings (Loss) per Share

Basic earnings (loss) per common share is computed by dividing net income (loss) attributable to the common shareholders of the Company by the weighted-average number of common shares outstanding. Diluted earnings (loss) per share is computed in the same manner as basic earnings (loss) per share, except the number of shares is increased to include additional common shares that would have been outstanding if potential common shares with a dilutive effect had been issued. Potential common shares consist primarily of stock options, restricted stock and restricted stock units calculated using the treasury stock method.

The calculation for basic and diluted earnings (loss) per share is as follows:

(in millions, except per share data)	Year Ended December 31,
	2014	2013	2012
Amount attributable to McGraw Hill Financial, Inc. common shareholders:
(Loss) income from continuing operations	$(293)	$783	$651
Income (loss) from discontinued operations	178	593	(214)
Net (loss) income attributable to the Company	$(115)	$1,376	$437

Basic weighted-average number of common shares outstanding	271.5	274.5	278.6
Effect of stock options and other dilutive securities	—	5.3	6.0
Diluted weighted-average number of common shares outstanding	271.5	279.8	284.6

(Loss) income from continuing operations:
Basic	$(1.08)	$2.85	$2.33
Diluted	$(1.08)	$2.80	$2.29
Income (loss) from discontinued operations:
Basic	$0.66	$2.16	$(0.77)
Diluted	$0.66	$2.12	$(0.75)
Net (loss) income:
Basic	$(0.42)	$5.01	$1.57
Diluted	$(0.42)	$4.91	$1.53

Each period we have certain stock options and restricted performance shares that are excluded from the computation of diluted earnings (loss) per share. The effect of the potential exercise of stock options is excluded when a loss from continuing operations exists or when the average market price of our common stock is lower than the exercise price of the related option during the period because the effect would have been antidilutive. Additionally, restricted performance shares are excluded when a loss from continuing operations exists or because the necessary vesting conditions had not been met. As of December 31, 2014, there were 2.9 million stock options excluded as compared to 1.2 million and 3.4 million stock options excluded for the years ended December 31, 2013 and 2012, respectively. Additionally, restricted performance shares outstanding of 3.2 million, 0.9 million and 1.4 million as of December 31, 2014, 2013 and 2012, respectively, were excluded.